Convertible loans (Tables)	12 Months Ended
Aug. 31, 2021
Convertible Loans
Schedule of convertible loans

Balance at August 31, 2019	$1,452
Proceeds from convertible loans	5,164
Conversion of convertible loan to shares	(5,863)
Repayment in cash	(200)
Less: Conversion component of convertible loans	(589)
Less: Finder’s fee	(477)
Interest accrued	296
Issuance of shares for interest payment	(296)
Interest accretion	513
Balance at August 31, 2020 and 2021	$-